Debt - debt secured by assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 14,528	€ 17,971	€ 24,048
Property, plant and equipment, pledged as security	2,214	2,372
Secured Debt Excluding FCA US
Disclosure of detailed information about borrowings [line items]
Debt and Other	1,095	1,348
Secured Debt Excluding FCA US, Finance Leases
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 261	281
Secured Debt FCA US, Tranche B Term Loan Due 2018
Disclosure of detailed information about borrowings [line items]
Debt and Other		€ 836